UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	November 16, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total: $119,356

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	479	9673	SH		SOLE			9673
Accenture Plc		SHS		G1151C101	616	16537	SH		SOLE			16537
Accuray Inc.		COM		004397105	524	80644	SH		SOLE			80644
Adobe Sys Inc.		COM		00724F101	3217	97360	SH		SOLE			97360
Aflac Inc.		COM		001055102	842	19708	SH		SOLE			19708
Axa SA Each Repstg	ADR		054536107	1579	58381	SH		SOLE			58381
Banco Bradesco		ADR		059460303	3657	183865	SH		SOLE			183865
Berkley W R Corp	COM		084423102	562	22223	SH		SOLE			22223
BHP Billiton Ltd	ADR		088606108	266	4031	SH		SOLE			4031
Capitalsource Inc.	COM		14055X102	873	201096	SH		SOLE			201096
Caterpillar		COM		149123101	2091	40741	SH		SOLE			40741
China Mobile Hong K	ADR		16941M109	2470	50300	SH		SOLE			50300
Cisco Sys Inc		COM		17275R102	3221	136828	SH		SOLE			136828
Ctrip.Com Intl Ltd	ADR		22943F100	4165	70845	SH		SOLE			70845
Emerson Electric Co	COM		291011104	914	22793	SH		SOLE			22793
Encana Corp		COM		292505104	2535	44000	SH		SOLE			44000
First Solar Inc.	COM		336433107	5558	36358	SH		SOLE			36358
Focus Media Holding	ADR		34415V109	1069	96855	SH		SOLE			96855
General Dynamics	COM		369550108	1078	16695	SH		SOLE			16695
Gilead Sciences Inc	COM		375558103	2337	50262	SH		SOLE			50262
Goldcorp Inc New	COM		380956409	7585	187888	SH		SOLE			187888
Goldman Sachs Group	COM		38141G104	709	3844	SH		SOLE			3844
Health Grades Inc.	COM		42218Q102	55	11074	SH		SOLE			11074
Himax Technologies	ADR		43289P106	36	10801	SH		SOLE			10801
ICICI BK LTD 		ADR		45104G104	529	13731	SH		SOLE			13731
Icon Pub LTD Co		ADR		45103T107	2756	112553	SH		SOLE			112553
Illinois Tool Wks Inc	COM		452308109	588	13771	SH		SOLE			13771
Infosys Technologie	ADR		456788108	3051	62917	SH		SOLE			62917
Intuitive Surgical  	COM		46120E602	7258	27674	SH		SOLE			27674
Itau Unibanco		ADR		465562106	4913	243813	SH		SOLE			243813
JA Solar Holdings	ADR		466090107	1257	311949	SH		SOLE			311949
Joy Global		COM		481165108	530	10826	SH		SOLE			10826
KB Financial Group	ADR		48241A105	2426	47134	SH		SOLE			47134
Logitech Intl		SHS		H50430232	1698	92385	SH		SOLE			92385
MEMC Electr Matls	COM		552715104	2221	133540	SH		SOLE			133540
NII Holdings Inc	CL B		62913F201	5730	190619	SH		SOLE			190619
Noble Corporation	SHS		H5833N103	3461	91184	SH		SOLE			91184
Nokia Corp ADR		ADR		654902204	453	30994	SH		SOLE			30994
Oil Sts Intl Inc        COM		678026105	422	12020	SH		SOLE			12020
Petroleo Brasilerio	ADR		71654V408	3370	73410	SH		SOLE			73410
Potash Corp		COM		73755L107	5960	65978	SH		SOLE			65978
Qualcomm Inc		COM		747525103	2981	66267	SH		SOLE			66267
Research in Motion	COM		760975102	4706	69585	SH		SOLE			69585
SK Telcom Co LTD AD	COM		78440P108	1728	99010	SH		SOLE			99010
Theratechnologies	COM		88338H100	12627	5210930	SH		SOLE			5210930
Tortoise Energy		COM		89147L100	1165	43556	SH		SOLE			43556
Waters Corp		COM		941848103	2630	47088	SH		SOLE			47088
Yamana Gold Inc		COM		98462Y100	458	42749	SH		SOLE			42749


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